Convertible Notes - Carrying Amount of the Liability Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount of the Liability Components [Abstract]
Principal	$ 2,633,380	$ 3,114,821
Less: unamortized issuance cost and debt discount	(6,612)	(13,272)
Net carrying amount	2,626,768	3,101,549
2024 Convertible Notes [Member]
Carrying Amount of the Liability Components [Abstract]
Principal		152,048
Less: unamortized issuance cost and debt discount		(284)
Net carrying amount	0	151,764
2025 Convertible Notes [Member]
Carrying Amount of the Liability Components [Abstract]
Principal	1,149,500	1,149,500
Less: unamortized issuance cost and debt discount	(1,516)	(3,131)
Net carrying amount	1,147,984	1,146,369
2026 Convertible Notes [Member]
Carrying Amount of the Liability Components [Abstract]
Principal	1,483,880	1,813,273
Less: unamortized issuance cost and debt discount	(5,096)	(9,857)
Net carrying amount	$ 1,478,784	$ 1,803,416